UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		October 8, 2007


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		$ 749,913,182














List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

AMERIS BANCORP            Common       03076K108       20,6151,140,231sh         sole              1,140,231
AMETEK INC                Common       031100100       21,817  504,783sh         sole                504,783
ASTORIA FINANCIAL CORP    Common       046265104       22,450  846,196sh         sole                846,196
BENJAMIN FRANKLIN BANCORP Common       082073107          214   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          513   18,000sh         sole                 18,000
CAPITAL ONE FINANCIAL CORPCommon       14040H105       23,078  347,406sh         sole                347,406
COLONY BANKCORP, INC.     Common       19623P101        6,596  380,187sh         sole                380,187
COMMUNITY CAPITAL CORP.   Common       20363C102          143    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          223   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860       24,1372,842,992sh         sole              2,842,992
FPL GROUP INC.            Common       302571104       24,562  403,453sh         sole                403,453
GENERAL DYNAMICS CORP.    Common       369550108       27,526  325,870sh         sole                325,870
IDEARC INC.               Common       451663108          317   10,083sh         sole                 10,083
INTERNATIONAL BANCSHARES CCommon       459044103       19,734  909,420sh         sole                909,420
MAC-GRAY CORP             Common       554153106       19,1411,487,268sh         sole              1,487,268
MARATHON OIL CORP         Common       565849106       30,120  528,238sh         sole                528,238
NATIONAL CITY CORPORATION Common       635405103       17,624  702,424sh         sole                702,424
NEW ENGLAND BANCSHARES, INCommon       643863202          173   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.     Common       666762109          807   32,340sh         sole                 32,340
PEOPLES BANCORP INC       Common       709789101          572   21,850sh         sole                 21,850
PRAXAIR INC.              Common       74005P104       29,098  347,398sh         sole                347,398
SOUTH FINANCIAL GROUP INC Common       837841105       17,189  755,879sh         sole                755,879
SOUTHWEST BANCORP INC.    Common       844767103       20,7381,101,888sh         sole              1,101,888
SOVEREIGN BANCORP INC     Common       845905108       18,2901,073,382sh         sole              1,073,382
STEWART INFORMATION SERVICCommon       860372101       20,141  587,709sh         sole                587,709
TORO CO                   Common       891092108       20,102  341,697sh         sole                341,697
UNITEDHEALTH GROUP INC    Common       91324P102       23,204  479,117sh         sole                479,117
VERIZON COMMUNICATIONS    Common       92343V104       23,734  535,992sh         sole                535,992
WEBSTER FINANCIAL CORP - CCommon       947890109       22,143  525,718sh         sole                525,718
WELLPOINT INC (NEW)       Common       94973V107       26,497  335,751sh         sole                335,751
WESCO INTERNATIONAL INC   Common       95082P105       17,881  416,411sh         sole                416,411
AUTOLIV INC.              Common       052800109       71,6161,198,592sh         sole              1,198,592
BHP BILLITON LTD - SPON ADCommon       088606108       63,629  809,524sh         sole                809,524
CEMEX SA - SPONS ADR PART Common       151290889       72,7672,432,068sh         sole              2,432,068
METHANEX CORPORATION (US SCommon       59151K108        3,215  126,556sh         sole                126,556
SAMSUNG ELECTRONICS COMMONCommon       796050888       19,085   60,829sh         sole                 60,829
SAMSUNG ELECTRONICS PFD N/Common       796050201          116      500sh         sole                    500
SK TELECOM CO LTD ADR     Common       78440P108       20,106  676,982sh         sole                676,982






















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